AST Bond Portfolio 2027 Investment Objectives and Goals - AST Bond Portfolio 2027	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY: AST BOND PORTFOLIO 2027
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The investment objective of the Portfolio is to seek the highest total return for a specific period of time, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.